Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (7,322,805)	$ (431,544)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	40,028	40,560
Amortization of intangible assets	635,324	259,997
Investment (gain) loss	229	(532)
Share-based payments	1,085,333
Allowance for (reversal of) expected credit losses	(18,202)	311,539
Changes in operating assets and liabilities
Accounts receivable	(334,941)	(44,117)
Deposits, other receivables and prepayments	(1,106,346)	(871,381)
Deferred tax assets
Accruals and other payables	20,448	202,287
Contract liabilities	(209,369)	269,491
Deferred tax liabilities	969,162	(52,426)
Tax payables	(76,682)
Net cash generated from (used in) operating activities	(6,317,821)	(316,126)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Purchase of intangible assets	(3,837,408)	(2,832,115)
Prepayments for acquisition of intangible assets	(280,644)
Net cash used in investing activities	(4,118,052)	(2,832,115)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment for bank borrowings	(17,341)	(64,966)
Proceeds from initial public offerings		4,019,673
Proceeds from placements	12,344,129
Deferred offering costs		(620,193)
Advance (to) from a director	679,465
Repayment from a director		59,498
Repayment to related parties
Settlement of subscription receivables by shareholders
Net cash (used in) generated from financing activities	13,006,253	3,394,012
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,570,380	245,771
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	250,312	12,783
NET FOREIGN EXCHANGE DIFFERENCES	(15,284)	(8,242)
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	2,805,408	250,312
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest received	792	1,826
Interest paid	(12,437)	(17,111)
NON-CASH FINANCING ACTIVITIES:
Offering cost offset against gross proceeds		680,090
Initial recognition of lease obligations related to right-of-use assets	$ 116,223	$ 181,693